INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE
13.	INCOME TAX EXPENSE

a)	Income tax expense

The components of the Company’s net loss from operations before income taxes, by taxing jurisdiction, were as follows:

	December 31,	December 31,	December 31,
	2014	2013	2012

Canada	$(17,998)	$(40,970)	$(28,501)
United States	(12,994)	(1,092)	361
Other	847	206	470
	$(30,145)	$(41,856)	$(27,670)

Income tax expense differs from the amount that would be computed by applying the statutory income tax rates to loss before income taxes. An annual reconciliation of income taxes calculated at the statutory rate to the actual tax provision is as follows:

	December 31,	December 31,	December 31,
	2014	2013	2012

Statutory federal and provincial tax rate	27.0%	27.0%	27.0%
Expected tax recovery at statutory rate	$(8,140)	$(11,301)	$(7,490)
Foreign income taxed at higher rates	(892)	(68)	25
Permanent differences and other	529	339	243
Uncertain tax position	33	-	-
Research and development tax credits	2,419	(1,569)	-
Deferred Revenue	1,825	-	-
Deferred True-up	4,225	-	-
Gain on Sale of Assets	2,703	-	-
Valuation allowances	(2,460)	12,743	7,308
Income tax expense	$242	$144	$86

b)	Deferred taxes

The Company has not recorded any deferred tax assets because a valuation allowance has been provided against the full amount of the deferred tax assets. The balances of deferred taxes as of December 31, 2014 and December 31, 2013 represent the future benefit of unused tax losses and temporary differences between the tax and accounting bases of assets and liabilities.

The major items giving rise to deferred tax assets and liabilities are presented below:

	December 31, 2014	December 31, 2013

Non-capital losses carried forward	$29,668	$25,550
Capital assets	2,012	653
Intangible assets	(3,719)	(2,271)
Research and development expenditures	9,293	12,807
Research and development tax credits	13,947	16,623
Stock based compensation	750	506
Reserves not taken for tax purposes	1,050	1,593
Total deferred tax assets	53,001	55,461
Valuation allowance	(53,001)	(55,461)
Net deferred tax asset	$-	$-

As of December 31, 2014, the Company has the following non-capital losses available to reduce taxable income in future years: $87,969 Canada, $16,493 U.S. federal and $6,951 U.S. state. These losses expire in 2027 and beyond.

The Company has deductible Scientific Research and Experimental Development expenditures applicable to future years of approximately $34,419. These expenditures have been included in the calculation of deferred taxes above and have no expiry date.

The Company has unutilized federal and provincial scientific research and experimental development investment tax credits of approximately $9,096 and $7,306, respectively. These credits expire in 2015 and beyond. These expenditures have been included in the calculation of deferred taxes above.

The Company has adopted the provisions in ASC 740 related to unrecognized tax benefits. ASC 740 provides specific guidance on the recognition, de-recognition and measurement of income tax positions in financial statements, including the accrual of related interest and penalties recorded in interest expense. First, the tax position is evaluated for recognition. An income tax position is recognized when it is more likely than not that it will be sustained upon examination based on its technical merits. If recognition is warranted the benefit is measured as the largest amount that is greater than 50% likely of being realized upon ultimate settlement. As such, we record accruals for items that we believe may be challenged by these taxing authorities. The threshold for recognizing the benefit of a tax return position in the financial statements is that the positive must be more-likely-than-not to be sustained by the taxing authorities based solely on the technical merits of the position. If the recognition threshold is met, the tax benefit is measured and recognized as the largest amount of tax benefit that, in our judgment, is greater than 50 percent likely to be realized.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Amount
Balance at December 31, 2013	$-
Additions for tax positions of prior years	33
Balance at December 31, 2014	$33

The balance of unrecognized tax benefits as of December 31, 2014, if recognized, would affect the effective tax rate.

We recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. Related to the unrecognized tax benefits noted above, as of December 31, 2014 and 2013 the Company has accrued $6 and $0 for interest and penalties.

The Company files tax returns in Australia, Belgium, Canada, Japan, Germany, Singapore and the United States. With limited exception, we are no longer subject to income tax examinations by taxing authorities for taxable years before 2010 for Canada and the United States and before 2008 for other jurisdictions.